Taxes - Tax loss carryforwards, maturity (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 42,813	$ 31,323	$ 30,041
Adjustments in deferred income tax assets	$ 1,547	$ 1,816
NOLs usage limit	30.00%
2024
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 963
2025
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	790
2026
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	635
2027
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	659
2028
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	484
2029
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	2,743
2030
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	3,323
2031
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	403
2032
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	3,283
2033 and thereafter
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	16,567
No expiration (Brazil and Colombia)
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 12,963